Fees Summary	Sep. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 677,132,721.00
Previously Paid Amount	0.00
Total Fee Amount	103,669.02
Total Offset Amount	0.00
Net Fee	$ 103,669.02